Shareholder Report	1 Months Ended	6 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		2023 ETF Series Trust
Entity Central Index Key		0001969674
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000254438
Shareholder Report [Line Items]
Fund Name	Atlas America Fund
Trading Symbol	USAF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi annual shareholder report contains important information about the Atlas America Fund for the period of November 20, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.actfund.io. You can also request this information by contacting us at (855) 511-0520.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.75%
AssetsNet	$ 7,056,251	$ 7,056,251
Holdings Count | Holding	55	55
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:
Total Net Assets	$7,056,251
# of Portfolio Holdings	55
Portfolio Turnover Rate	3%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]	Tabular Representation of Holdings
Sector Allocation	% of Net Assets
U.S. Treasury	50.4%
Gold	16.5
REITS	12.8
Agricultural commodities	7.6
TIPS	7.5
Alternatives	4.9